Buildings and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment
Balance at the beginning of the year	$ 247,103
Depreciation charge for the year	96,605	$ 170,233
Balance at the end of the year	189,294	247,103
Cost
Disclosure of detailed information about property, plant and equipment
Balance at the beginning of the year	6,537,005	7,296,031
Additions	38,796	20,456
Disposals	(6,374)	779,482
Balance at the end of the year	6,569,427	6,537,005
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment
Balance at the beginning of the year	(6,289,902)	(6,899,151)
Depreciation charge for the year	96,605	170,233
Disposals	(6,374)	(779,482)
Balance at the end of the year	(6,380,133)	(6,289,902)
Buildings
Disclosure of detailed information about property, plant and equipment
Balance at the beginning of the year	32,377
Balance at the end of the year	24,682	32,377
Buildings | Cost
Disclosure of detailed information about property, plant and equipment
Balance at the beginning of the year	2,320,291	2,477,480
Disposals		157,189
Balance at the end of the year	2,320,291	2,320,291
Buildings | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment
Balance at the beginning of the year	(2,287,914)	(2,403,704)
Depreciation charge for the year	7,695	41,399
Disposals		(157,189)
Balance at the end of the year	(2,295,609)	(2,287,914)
Equipment and Vehicles
Disclosure of detailed information about property, plant and equipment
Balance at the beginning of the year	214,726
Balance at the end of the year	164,612	214,726
Equipment and Vehicles | Cost
Disclosure of detailed information about property, plant and equipment
Balance at the beginning of the year	4,216,714	4,818,551
Additions	38,796	20,456
Disposals	(6,374)	622,293
Balance at the end of the year	4,249,136	4,216,714
Equipment and Vehicles | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment
Balance at the beginning of the year	(4,001,988)	(4,495,447)
Depreciation charge for the year	88,910	128,834
Disposals	(6,374)	(622,293)
Balance at the end of the year	$ (4,084,524)	$ (4,001,988)